UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

May 31, 2010

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 59.6%
U.S. Government Agencies - 32.8%
Federal Home Loan Mortgage Corp.
0.14%, 6/01/10*	$2,000,000	$1,999,994
0.17%, 6/28/10*	3,000,000	2,999,770
0.17%, 6/30/10*	1,000,000	999,858
0.17%, 7/06/10*	9,640,000	9,638,667
0.18%, 7/12/10*	2,800,000	2,799,518
0.18%, 7/26/10*	2,000,000	1,999,633
0.18%, 7/28/10*	2,000,000	1,999,700
0.18%, 8/02/10*	8,500,000	8,497,952
0.35%, 4/01/11**	800,000	801,073
Federal National Mortgage Association
0.16%, 6/09/10*	2,200,000	2,199,912
0.16%, 6/23/10*	3,000,000	2,999,800
0.18%, 6/30/10*	1,000,000	999,905
0.18%, 7/21/10*	2,000,000	1,999,677
0.18%, 7/28/10*	5,000,000	4,999,249
4.25%, 8/15/10	2,000,000	2,016,570
0.20%, 8/25/10*	1,000,000	999,669

Total U.S. Government Agencies		47,950,947

Treasury Bills - 26.8%
U.S. Treasury Bills
0.15%, 6/03/10*	14,000,000	13,999,834
0.15%, 6/17/10*	5,000,000	4,999,632
0.16%, 6/24/10*	9,100,000	9,099,064
0.23%, 8/26/10*	8,000,000	7,997,192
0.35%, 12/16/10*	1,500,000	1,498,209
0.31%, 1/13/11*	1,500,000	1,497,975

Total Treasury Bills		39,091,906

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
(Cost: $87,037,087)		87,042,853

CORPORATE BONDS - 14.1%
Banks - 5.7%
Bank of America NA
0.29%, 9/13/10**(a)	1,000,000	1,000,306
KeyCorp
0.91%, 12/15/10**(a)	800,000	803,098
Regions Bank
0.91%, 12/10/10**(a)	2,100,000	2,108,429
2.75%, 12/10/10(a)	2,400,000	2,426,592
Union Bank NA
0.34%, 3/16/11**(a)	2,000,000	2,001,856

Total Banks		8,340,281

Financials - 8.4%
General Electric Capital Corp.
0.34%, 3/11/11**(a)	1,500,000	1,503,027
Goldman Sachs Group, Inc.
0.75%, 12/03/10**(a)	2,000,000	2,006,516
0.34%, 3/15/11**(a)	1,200,000	1,202,060
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	4,400,000	4,448,387
0.56%, 2/23/11**(a)	1,000,000	1,001,338

Morgan Stanley
2.90%, 12/01/10(a)	$1,085,000	$1,098,187
0.83%, 3/04/11**(a)	1,000,000	1,004,245

Total Financials		12,263,760

TOTAL CORPORATE BONDS
(Cost: $20,601,640)		20,604,041

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $178,275)	178,275	178,275

REPURCHASE AGREEMENT - 28.6%
Citigroup, Inc. tri-party repurchase agreement dated 5/28/10, 0.21% due 6/01/10; Proceeds at maturity - $41,749,174 (Fully collateralized by Freddie Mac, 4.00% due 4/01/24; Market value - $43,835,611)
(Cost: $41,748,200)	41,748,200	41,748,200

TOTAL INVESTMENTS IN SECURITIES - 102.4%
(Cost: $149,565,202)(c)		149,573,369
Liabilities in Excess of Other Assets - (2.4)%		(3,584,921)

NET ASSETS - 100.0%		$145,988,448

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at May 31, 2010. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2010.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

May 31, 2010

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 68.0%
U.S. Government Agencies - 38.2%
Federal Home Loan Mortgage Corp.
0.17%, 6/07/10*	$4,000,000	$3,999,885
0.14%, 6/08/10*	6,000,000	5,999,804
0.18%, 6/14/10*	15,000,000	14,999,081
0.18%, 6/21/10*	18,200,000	18,198,641
0.17%, 6/28/10*	15,000,000	14,998,851
0.17%, 6/30/10*	7,000,000	6,999,008
0.18%, 7/06/10*	21,200,000	21,197,499
0.18%, 7/12/10*	17,000,000	16,997,074
0.18%, 7/16/10*	4,500,000	4,499,322
0.18%, 7/19/10*	6,000,000	5,999,036
0.18%, 7/26/10*	9,000,000	8,998,348
0.18%, 8/02/10*	6,000,000	5,998,554
0.18%, 8/03/10*	7,000,000	6,998,285
0.18%, 8/09/10*	6,000,000	5,998,392
0.19%, 8/16/10*	7,000,000	6,997,928
0.28%, 9/27/10*	11,300,000	11,293,333
0.33%, 12/07/10*	15,000,000	14,980,320
0.35%, 4/01/11**	3,900,000	3,905,230
Federal National Mortgage Association
0.16%, 6/02/10*	6,050,000	6,049,965
0.16%, 6/03/10*	7,000,000	6,999,938
0.17%, 6/09/10*	19,500,000	19,499,269
0.18%, 6/14/10*	14,000,000	13,999,039
0.18%, 6/16/10*	7,000,000	6,999,585
0.16%, 6/23/10*	10,000,000	9,999,332
0.18%, 6/30/10*	7,000,000	6,999,335
0.18%, 7/21/10*	15,000,000	14,997,579
0.18%, 7/28/10*	8,000,000	7,998,798
0.18%, 8/04/10*	6,500,000	6,498,382
0.20%, 8/11/10*	10,000,000	9,997,240
4.25%, 8/15/10	1,585,000	1,598,132

Total U.S. Government Agencies		290,695,185

Treasury Bills - 29.8%
U.S. Treasury Bills
0.15%, 6/03/10*	66,700,000	66,699,197
0.15%, 6/17/10*	59,350,000	59,345,606
0.16%, 6/24/10*	37,940,000	37,936,062
0.16%, 7/08/10*	15,000,000	14,998,468
0.24%, 8/26/10*	29,500,000	29,489,645
0.26%, 9/23/10*	4,000,000	3,998,036
0.37%, 12/16/10*	10,000,000	9,988,060
0.31%, 1/13/11*	4,500,000	4,493,925

Total Treasury Bills		226,948,999

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
(Cost: $517,606,160)		517,644,184

CORPORATE BONDS - 4.4%
Banks - 1.9%
Bank of America NA
0.38%, 7/29/10**(a)	2,200,000	2,200,394
Citigroup Funding, Inc.
0.44%, 7/30/10**(a)	500,000	500,181
KeyCorp
0.91%, 12/15/10**(a)	$1,200,000	$1,204,647
Regions Bank
2.75%, 12/10/10(a)	8,450,000	8,543,626
Union Bank NA
0.34%, 3/16/11**(a)	2,000,000	2,001,856

Total Banks		14,450,704

Financials - 2.5%
Goldman Sachs Group, Inc.
0.75%, 12/03/10**(a)	1,327,000	1,331,323
0.34%, 3/15/11**(a)	3,000,000	3,005,151
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	9,700,000	9,806,671
0.75%, 12/02/10**(a)	920,000	922,433
0.56%, 2/23/11**(a)	2,000,000	2,002,676
Morgan Stanley
0.83%, 3/04/11**(a)	2,000,000	2,008,490

Total Financials		19,076,744

TOTAL CORPORATE BONDS
(Cost: $33,533,304)		33,527,448

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $811,208)	811,208	811,208

REPURCHASE AGREEMENT - 29.4%

Citigroup, Inc. tri-party repurchase agreement dated 5/28/10, 0.21% due 6/01/10; Proceeds at maturity - $223,416,129 (Fully collateralized by Fannie Mae, 4.50% - 5.00% due 1/11/33 - 2/01/40 and Ginnie Mae, 4.50% - 5.50% due 8/20/38 - 5/20/40; Market value - $234,581,462)

(Cost: $223,410,916)	223,410,916	223,410,916

TOTAL INVESTMENTS IN SECURITIES - 101.9%
(Cost: $775,361,588)(c)		775,393,756
Liabilities in Excess of Other Assets - (1.9)%		(14,230,283)

NET ASSETS - 100.0%		$761,163,473

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at May 31, 2010. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2010.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

May 31, 2010

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 74.0%
U.S. Government Agencies - 50.1%
Federal Home Loan Mortgage Corp.
0.14%, 6/01/10*	$5,950,000	$5,949,983
0.17%, 6/07/10*	8,500,000	8,499,756
0.18%, 6/14/10*	13,000,000	12,999,204
0.18%, 6/21/10*	5,000,000	4,999,627
0.17%, 6/28/10*	3,000,000	2,999,770
0.17%, 6/30/10*	4,500,000	4,499,362
0.17%, 7/06/10*	18,900,000	18,897,606
0.18%, 7/12/10*	4,500,000	4,499,226
0.18%, 7/16/10*	1,500,000	1,499,774
0.18%, 7/19/10*	6,900,000	6,898,892
0.17%, 7/23/10*	4,700,000	4,698,824
0.18%, 7/26/10*	6,000,000	5,998,898
0.18%, 7/28/10*	3,000,000	2,999,549
0.19%, 8/02/10*	21,800,000	21,794,746
0.18%, 8/03/10*	5,000,000	4,998,775
0.19%, 8/12/10*	4,000,000	3,998,880
0.19%, 8/16/10*	4,000,000	3,998,816
0.20%, 8/24/10*	2,500,000	2,499,183
0.28%, 9/27/10*	6,700,000	6,696,047
0.32%, 3/09/11**	300,000	300,444
Federal National Mortgage Association
0.17%, 6/02/10*	7,680,000	7,679,955
0.17%, 6/09/10*	6,000,000	5,999,782
0.18%, 6/14/10*	2,500,000	2,499,825
0.19%, 6/16/10*	11,000,000	10,999,348
0.16%, 6/23/10*	3,000,000	2,999,800
0.18%, 6/30/10*	5,000,000	4,999,525
0.18%, 7/16/10*	3,000,000	2,999,310
0.18%, 7/21/10*	8,500,000	8,498,628
0.19%, 7/28/10*	10,000,000	9,998,498
0.18%, 8/04/10*	4,000,000	3,999,004
0.20%, 8/11/10*	9,500,000	9,497,378
0.20%, 8/18/10*	2,200,000	2,199,333
0.20%, 8/25/10*	5,000,000	4,998,345
0.34%, 12/01/10*	2,000,000	1,997,458
0.30%, 5/13/11**	500,000	499,920

Total U.S. Government Agencies		209,593,471

Treasury Bills - 23.9%
U.S. Treasury Bills
0.14%, 6/03/10*	13,860,000	13,859,833
0.15%, 6/17/10*	22,200,000	22,198,454
0.16%, 6/24/10*	33,820,000	33,816,629
0.23%, 8/26/10*	23,900,000	23,891,611
0.26%, 9/23/10*	1,500,000	1,499,263
0.37%, 12/16/10*	2,000,000	1,997,612
0.31%, 1/13/11*	2,500,000	2,496,625

Total Treasury Bills		99,760,027

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
(Cost: $309,331,576)		309,353,498

CORPORATE BONDS - 1.4%
Banks - 0.6%
Citigroup Funding, Inc.
0.27%, 5/05/11**(a)	$300,000	$299,909
Regions Bank
2.75%, 12/10/10(a)	2,000,000	2,022,160
Suntrust Bank
0.91%, 12/16/10**(a)	100,000	100,410
Union Bank NA
0.34%, 3/16/11**(a)	115,000	115,107

Total Banks		2,537,586

Financials - 0.8%
Goldman Sachs Group, Inc.
0.34%, 3/15/11**(a)	400,000	400,687
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	2,600,000	2,628,592
0.42%, 4/01/11**(a)	400,000	401,046

Total Financials		3,430,325

TOTAL CORPORATE BONDS
(Cost: $5,972,189)		5,967,911

MONEY MARKET FUND - 0.2%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $694,382)	694,382	694,382

REPURCHASE AGREEMENT - 29.8%

Citigroup, Inc. tri-party repurchase agreement dated 5/28/10, 0.21% due 6/01/10; Proceeds at maturity - $124,326,489 (Fully collateralized by Freddie Mac, 4.00% - 4.50% due 9/01/24 - 5/01/25 and Ginnie Mae, 5.00% - 5.50% due 5/15/39 - 10/15/39; Market value - $130,539,768)

(Cost: $124,323,588)	124,323,588	124,323,588

TOTAL INVESTMENTS IN SECURITIES - 105.4%
(Cost: $440,321,735)(c)		440,339,379
Liabilities in Excess of Other Assets - (5.4)%		(22,573,205)

NET ASSETS - 100.0%		$417,766,174

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at May 31, 2010. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2010.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Euro Fund (EU)

May 31, 2010

Investments	Principal Amount	Value
TIME DEPOSITS - 49.0%
Banks - 49.0%
Royal Bank of Scotland PLC
0.21%, 6/04/10	2,758,892 EUR	$3,402,129
UBS AG
0.18%, 6/04/10	2,190,007 EUR	2,700,608

TOTAL TIME DEPOSITS
(Cost: $6,047,803)		6,102,737

FOREIGN GOVERNMENT OBLIGATIONS - 39.0%
Sovereign - 39.0%
Belgium Treasury Bill
0.20%, 8/19/10*	1,000,000 EUR	1,232,678
Buoni Ordinari Del Tes Treasury Bill
0.62%, 7/30/10*	1,300,000 EUR	1,601,658
French Treasury Bill
0.16%, 7/29/10*	350,000 EUR	431,461
German Treasury Bill
0.23%, 6/30/10*	1,296,000 EUR	1,597,852

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $5,146,261)		4,863,649

CORPORATE BONDS - 14.4%
Banks - 14.4%
Danske Bank AS
2.50%, 9/21/10	200,000 EUR	248,018
International Bank Reconstruction & Development
4.25%, 6/01/10	350,000 EUR	431,644
Landwirtsch Rentenbank
3.63%, 6/15/10	300,000 EUR	370,386
Nordea Bank Danmark AS
2.38%, 9/06/10	300,000 EUR	371,640
Nykredit Bank AS
2.38%, 7/29/10	300,000 EUR	370,886

TOTAL CORPORATE BONDS
(Cost: $2,098,073)		1,792,574

TOTAL INVESTMENTS IN SECURITIES - 102.4%
(Cost: $13,292,137)(a)		12,758,960
Liabilities in Excess of Cash, Foreign Currency and Other Assets - 2.4%		(304,581)

NET ASSETS - 100.0%		$12,454,379

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR - Euro

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

May 31, 2010

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 72.7%
U.S. Government Agencies - 46.2%
Federal Home Loan Mortgage Corp.
0.14%, 6/01/10*	$800,000	$799,998
0.15%, 6/07/10*	1,000,000	999,971
0.19%, 6/14/10*	700,000	699,957
0.18%, 6/21/10*	300,000	299,978
0.17%, 6/28/10*	600,000	599,954
0.17%, 6/30/10*	500,000	499,929
0.17%, 7/06/10*	2,400,000	2,399,700
0.18%, 7/12/10*	700,000	699,880
0.18%, 8/02/10*	950,000	949,771
0.35%, 4/01/11**	1,400,000	1,401,877
Federal National Mortgage Association
0.16%, 6/23/10*	600,000	599,960
0.18%, 6/30/10*	800,000	799,924
0.18%, 8/04/10*	450,000	449,888
0.19%, 8/11/10*	600,000	599,834
4.25%, 8/15/10	1,000,000	1,008,285

Total U.S. Government Agencies		12,808,906

Treasury Bills - 26.5%
U.S. Treasury Bills
0.16%, 6/03/10*	1,550,000	1,549,982
0.15%, 6/24/10*	4,300,000	4,299,574
0.26%, 9/23/10*	400,000	399,804
0.37%, 12/16/10*	500,000	499,403
0.31%, 1/13/11*	600,000	599,190

Total Treasury Bills		7,347,953

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
(Cost: $20,155,825)		20,156,859

CORPORATE BONDS - 5.9%
Banks - 2.2%
Regions Bank
2.75%, 12/10/10(a)	500,000	505,540
Union Bank NA
0.34%, 3/16/11**(a)	100,000	100,093

Total Banks		605,633

Financials - 3.7%
Goldman Sachs Group, Inc.
0.34%, 3/15/11**(a)	400,000	400,687
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	630,000	636,928

Total Financials		1,037,615

TOTAL CORPORATE BONDS
(Cost: $1,644,053)		1,643,248

MONEY MARKET FUND - 0.2%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $48,110)	48,110	48,110

REPURCHASE AGREEMENT - 28.9%
Citigroup, Inc. tri-party repurchase agreement dated 5/28/10, 0.21% due 6/01/10; Proceeds at maturity - $7,997,999 (Fully collateralized by Freddie Mac, 4.50% due 5/01/25; Market value - $8,397,703)
(Cost: $7,997,812)	7,997,812	7,997,812

TOTAL INVESTMENTS IN SECURITIES - 107.7%
(Cost: $29,845,800)(c)		$29,846,029
Liabilities in Excess of Other Assets - (7.7)%		(2,125,137)

NET ASSETS - 100.0%		$27,720,892

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at May 31, 2010. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2010.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

May 31, 2010

Investments	Principal Amount	Value
TIME DEPOSITS - 48.7%
Banks - 48.7%
Mizuho International PLC
0.05%, 6/04/10	267,666,933 JPY	$2,943,335
UBS AG
0.09%, 6/04/10	241,878,287 JPY	2,659,757

TOTAL TIME DEPOSITS
(Cost: $5,632,201)		5,603,092

FOREIGN GOVERNMENT OBLIGATIONS - 22.0%
Sovereign - 22.0%
Japan Treasury Bills
0.12%, 6/28/10, Series 97*	100,000,000 JPY	1,099,535
0.11%, 7/12/10, Series 100*	50,000,000 JPY	549,741
0.12%, 7/26/10, Series 103*	80,000,000 JPY	879,557

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,479,912)		2,528,833

CORPORATE BONDS - 4.8%
Banks - 4.8%
Development Bank of Japan
1.75%, 6/21/10	25,000,000 JPY	275,107
Toyota Motor Credit Corp.
0.55%, 6/30/10	25,000,000 JPY	274,918

TOTAL CORPORATE BONDS
(Cost: $553,748)		550,025

REPURCHASE AGREEMENT - 21.8%

Repurchase agreement dated 5/28/10, 0.10% due 6/01/10 with Royal Bank of Scotland; Proceeds at maturity - 228,304,373 JPY (Fully collateralized by Japan Government Bond, 0.40% due 2/15/11; Market value - $2,554,998)

(Cost: $2,510,467)	228,301,836 JPY	2,510,467

TOTAL INVESTMENTS IN SECURITIES - 97.3%
(Cost: $11,176,328)(a)		11,192,417
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.7%		315,903

NET ASSETS - 100.0%		$11,508,320

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

JPY - Japanese yen

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

May 31, 2010

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 66.9%
U.S. Government Agencies - 40.3%
Federal Home Loan Mortgage Corp.
0.15%, 6/07/10*	$300,000	$299,991
0.16%, 6/22/10*	500,000	499,951
0.17%, 6/28/10*	500,000	499,962
0.17%, 7/06/10*	1,160,000	1,159,848
0.18%, 7/12/10*	500,000	499,914
0.17%, 7/23/10*	300,000	299,925
0.18%, 8/02/10*	200,000	199,952
0.20%, 8/24/10*	300,000	299,902
0.35%, 4/01/11**	900,000	901,207
Federal National Mortgage Association
0.16%, 6/02/10*	250,000	249,998
0.16%, 6/09/10*	300,000	299,988
0.18%, 7/16/10*	600,000	599,862
0.18%, 8/04/10*	300,000	299,925
0.20%, 8/18/10*	500,000	499,848
0.20%, 8/25/10*	300,000	299,901

Total U.S. Government Agencies		6,910,174

Treasury Bills - 26.6%
U.S. Treasury Bills
0.15%, 6/03/10*	1,750,000	1,749,980
0.17%, 6/17/10*	300,000	299,977
0.16%, 6/24/10*	1,400,000	1,399,854
0.24%, 8/26/10*	500,000	499,824
0.31%, 1/13/11*	600,000	599,190

Total Treasury Bills		4,548,825

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
(Cost: $11,458,361)		11,458,999

CORPORATE BONDS - 6.2%
Banks - 0.6%
Union Bank NA
0.34%, 3/16/11**(a)	100,000	100,093

Financials - 5.6%
Goldman Sachs Group, Inc.
0.34%, 3/15/11**(a)	200,000	200,344
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	680,000	687,478
0.56%, 2/23/11**(a)	75,000	75,100

Total Financials		962,922

TOTAL CORPORATE BONDS
(Cost: $1,063,022)		1,063,015

MONEY MARKET FUND - 0.2%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $25,873)	25,873	25,873

REPURCHASE AGREEMENT - 29.1%
Citigroup, Inc. tri-party repurchase agreement dated 5/28/10, 0.21% due 6/01/10; Proceeds at maturity - $4,980,910 (Fully collateralized by Freddie Mac, 4.50% due 5/01/25; Market value - $5,229,834)
(Cost: $4,980,794)	4,980,794	4,980,794

TOTAL INVESTMENTS IN SECURITIES - 102.4%
(Cost: $17,528,050)(c)		17,528,681
Liabilities in Excess of Other Assets - (2.4)%		$(407,655)

NET ASSETS - 100.0%		$17,121,026

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at May 31, 2010. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2010.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

May 31, 2010

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 86.5%
U.S. Government Agencies - 43.2%
Federal Home Loan Mortgage Corp.
0.14%, 6/01/10*	$250,000	$249,999
0.17%, 6/28/10*	600,000	599,954
0.17%, 6/30/10*	200,000	199,972
0.19%, 7/06/10*	300,000	299,964
0.18%, 7/26/10*	200,000	199,963
0.18%, 8/02/10*	350,000	349,916
0.35%, 4/01/11**	100,000	100,134
Federal National Mortgage Association
0.17%, 6/02/10*	520,000	519,997
0.18%, 7/21/10*	200,000	199,968
0.18%, 7/28/10*	500,000	499,925
0.18%, 8/04/10*	150,000	149,963
0.19%, 8/11/10*	150,000	149,958
0.20%, 8/18/10*	100,000	99,970

Total U.S. Government Agencies		3,619,683

Treasury Bills - 43.3%
U.S. Treasury Bills
0.15%, 6/03/10*	1,290,000	1,289,985
0.17%, 6/17/10*	350,000	349,973
0.16%, 6/24/10*	1,250,000	1,249,872
0.24%, 8/26/10*	300,000	299,895
0.26%, 9/23/10*	140,000	139,931
0.31%, 1/13/11*	300,000	299,595

Total Treasury Bills		3,629,251

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
(Cost: $7,248,453)		7,248,934

CORPORATE BONDS - 7.4%
Banks - 1.2%
Union Bank NA
0.34%, 3/16/11**(a)	100,000	100,093

Financials - 6.2%
Goldman Sachs Group, Inc.
0.34%, 3/15/11**(a)	100,000	100,172
JPMorgan Chase & Co.
2.63%, 12/01/10(a)	290,000	293,189
Morgan Stanley
0.83%, 3/04/11**(a)	125,000	125,530

Total Financials		518,891

TOTAL CORPORATE BONDS
(Cost: $619,185)		618,984

MONEY MARKET FUND - 0.5%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $44,711)	44,711	44,711

REPURCHASE AGREEMENT -10.1%
Citigroup, Inc. tri-party repurchase agreement dated 5/28/10, 0.21% due 6/01/10; Proceeds at maturity - $848,124 (Fully collateralized by Freddie Mac, 4.50% due 5/01/25; Market value - $890,509)
(Cost: $848,104)	848,104	848,104

TOTAL INVESTMENTS IN SECURITIES - 104.5%
(Cost: $8,760,453)(c)	$8,760,733
Liabilities in Excess of Other Assets - (4.5)%	(380,162)

NET ASSETS - 100.0%	$8,380,571

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at May 31, 2010. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2010.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of May 31, 2010, the Trust offered 42 investment funds. These notes relate only to the Schedule of Investments for the WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”), WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”), WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”), WisdomTree Dreyfus Euro Fund (“Euro Fund”), WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”), WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”), WisdomTree Dreyfus New Zealand Dollar Fund (“New Zealand Dollar Fund”) and WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”) (each a “Fund”, collectively, the “Funds”). The Funds commenced operations as follows: the Brazilian Real Fund, the Chinese Yuan Fund, the Euro Fund and the Indian Rupee Fund commenced operations on May 14, 2008; the Japanese Yen Fund commenced operations on May 21, 2008; the New Zealand Dollar Fund and South African Rand Fund commenced operations on June 25, 2008 and the Emerging Currency Fund commenced operations on May 6, 2009. As of March 30, 2010, the WisdomTree U.S. Short-Term Government Income Fund was closed and liquidated.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“Codification”) as the single source of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB in the preparation of financial statements. The Codification supersedes existing non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized into a hierarchy where all guidance within the Codification carries an equal level of authority.

(a) Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(b) Investment Valuation - The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. The value of any assets or liabilities denominated in a currency other than the U.S. dollar is converted into U.S. dollars using an exchange rate deemed appropriate by the Fund. In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units, which are typically in blocks of 100,000 shares or more. Fund shares purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Each Fund may invest in money market funds which are valued at NAV.

(c) Fair Value Measurement - In accordance with FASB, Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Notes to Schedule of Investments (unaudited) (continued)

Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2010 in valuing each Fund’s assets carried at fair value:

Brazilian Real Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$20,604,041	$—
Money Market Fund	—	178,275	—
Repurchase Agreement	—	41,748,200	—
U.S. Government Agencies	—	47,950,947	—
U.S. Government Treasury	—	39,091,906	—

Total	—	149,573,369	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,674,257)	—

Total - Net	$—	$145,899,112	$—

Chinese Yuan Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$33,527,448	$—
Money Market Fund	—	811,208	—
Repurchase Agreement	—	223,410,916	—
U.S. Government Agencies	—	290,695,185	—
U.S. Government Treasury	—	226,948,999	—

Total	—	775,393,756	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(9,231,974)	—

Total - Net	$—	$766,161,782	$—

Emerging Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$5,967,911	$—
Money Market Fund	—	694,382	—
Repurchase Agreement	—	124,323,588	—
U.S. Government Agencies	—	209,593,471	—
U.S. Government Treasury	—	99,760,027	—

Total		440,339,379
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(16,582,652)	—

Total - Net	$—	$423,756,727	$—

Euro Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$1,792,574	$—
Foreign Government Obligations	—	4,863,649	—
Time Deposits	—	6,102,737	—

Total	$—	$12,758,960	$—

Indian Rupee Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$1,643,248	$—
Money Market Fund	—	48,110	—
Repurchase Agreement	—	7,997,812	—
U.S. Government Agencies	—	12,808,906	—
U.S. Government Treasury	—	7,347,953	—

Total	—	29,846,029	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,342,620)	—

Total - Net	$—	$28,503,409	$—

Notes to Schedule of Investments (unaudited) (continued)

Japanese Yen Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$550,025	$—
Foreign Government Obligations	—	2,528,833	—
Repurchase Agreement	—	2,510,467	—
Time Deposits	—	5,603,092	—

Total	$—	$11,192,417	$—

New Zealand Dollar Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$1,063,015	$—
Money Market Fund	—	25,873	—
Repurchase Agreement	—	4,980,794	—
U.S. Government Agencies	—	6,910,174	—
U.S. Government Treasury	—	4,548,825	—

Total	—	17,528,681	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(410,646)	—

Total - Net	$—	$17,118,035	$—

South African Rand Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$618,984	$—
Money Market Fund	—	44,711	—
Repurchase Agreement	—	848,104	—
U.S. Government Agencies	—	3,619,683	—
U.S. Government Treasury	—	3,629,251	—

Total	—	8,760,733	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(380,444)	—

Total - Net	$—	$8,380,289	$—

Notes to Schedule of Investments (unaudited) (continued)

In January-2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

(d) Derivative and Hedging Disclosure - In accordance with FASB, Accounting Standards Codification (“ASC”) Topic 815, Derivates and Hedging, which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds that have invested in derivatives, specifically forward currency contracts during the period ended May 31, 2010, are detailed in the forward currency contract table in Note 2(h). The volume of derivatives that is presented in the forward foreign currency contracts table is consistent with the derivative activity during the period ended May 31, 2010. The Funds’ management is not aware of any credit-risk contingent feature on forward foreign currency contracts held by the Funds.

(e) Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

(f) Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

(g) Repurchase Agreements - Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(h) Forward Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured. Each Fund may enter into forward contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both forward currency contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

Notes to Schedule of Investments (unaudited) (continued)

The following forward contracts were open at May 31, 2010:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Brazilian Real Fund	6/02/10	BRL	9,518,887	USD	5,285,334	$(58,452)
	6/02/10	BRL	66,632,208	USD	35,881,641	(1,528,350)
	6/02/10	BRL	66,632,210	USD	35,904,845	(1,535,495)
	6/02/10	BRL	66,632,208	USD	36,066,148	(1,396,524)
	6/02/10	BRL	66,632,205	USD	35,920,326	(1,447,468)
	7/02/10	USD	35,865,111	BRL	67,031,893	633,701
	7/02/10	USD	35,888,155	BRL	67,031,895	610,658
	7/02/10	USD	36,048,342	BRL	67,031,893	450,469
	7/02/10	USD	35,901,607	BRL	67,031,890	597,204

						$(3,674,257)

Chinese Yuan Fund	6/22/10	CNY	33,893,256	USD	4,973,697	$(37,504)
	6/22/10	CNY	67,786,511	USD	9,973,738	(37,016)
	6/22/10	CNY	40,539,471	USD	5,957,307	(25,633)
	6/22/10	CNY	33,850,652	USD	4,963,075	(27,071)
	6/22/10	CNY	33,850,652	USD	4,965,623	(24,523)
	6/22/10	CNY	33,850,652	USD	4,959,802	(30,343)
	6/22/10	CNY	542,899,209	USD	79,545,672	(486,643)
	6/22/10	USD	5,007,129	CNY	33,893,256	10,703
	6/22/10	USD	69,966,351	CNY	474,616,743	(413,248)
	6/22/10	USD	5,049,696	CNY	34,151,091	(44,996)
	6/22/10	USD	5,035,612	CNY	34,131,375	(33,801)
	8/18/10	USD	59,505,164	CNY	399,963,961	(790,510)
	8/18/10	USD	15,170,488	CNY	102,104,970	(181,493)
	8/18/10	USD	5,054,007	CNY	34,061,477	(53,786)
	8/18/10	USD	5,052,882	CNY	34,061,477	(52,662)
	8/18/10	USD	5,054,034	CNY	34,043,970	(56,383)
	8/18/10	USD	5,053,283	CNY	34,043,970	(55,633)
	8/18/10	USD	5,035,843	CNY	34,029,709	(40,286)
	8/18/10	USD	5,034,445	CNY	34,022,780	(39,906)
	8/18/10	USD	5,041,366	CNY	34,046,867	(43,291)
	8/18/10	USD	5,021,940	CNY	34,008,577	(29,486)
	8/18/10	USD	5,025,102	CNY	33,999,841	(33,930)
	8/18/10	USD	5,028,534	CNY	33,995,401	(38,013)
	8/18/10	USD	5,025,494	CNY	33,992,442	(35,408)
	8/18/10	USD	5,023,987	CNY	33,994,808	(33,554)
	8/18/10	USD	10,087,513	CNY	67,999,922	(105,133)
	8/18/10	USD	15,116,363	CNY	101,974,987	(146,449)
	10/13/10	USD	8,952,821	CNY	59,983,904	(125,446)
	10/13/10	USD	50,664,598	CNY	339,908,788	(642,801)
	10/13/10	USD	52,521,824	CNY	352,395,176	(662,500)
	10/13/10	USD	5,056,491	CNY	33,886,077	(69,735)
	10/13/10	USD	5,056,491	CNY	33,886,077	(69,735)
	10/13/10	USD	10,124,299	CNY	67,842,925	(140,370)
	10/13/10	USD	10,102,137	CNY	67,785,338	(126,683)
	10/13/10	USD	5,162,186	CNY	34,633,106	(65,495)
	12/21/10	USD	101,222,950	CNY	678,193,763	(1,157,665)
	12/21/10	USD	5,055,582	CNY	33,710,623	(81,690)
	12/21/10	USD	5,062,885	CNY	33,759,314	(81,808)
	12/21/10	USD	5,055,297	CNY	33,794,663	(69,005)
	12/21/10	USD	20,228,314	CNY	135,165,593	(285,070)
	12/21/10	USD	5,052,376	CNY	33,765,029	(70,456)
	12/21/10	USD	10,099,893	CNY	67,537,981	(134,883)
	12/21/10	USD	10,274,496	CNY	68,741,516	(131,909)
	12/21/10	USD	5,051,928	CNY	33,767,085	(69,704)
	3/11/11	USD	9,445,958	CNY	62,744,778	(165,253)
	3/11/11	USD	5,362,910	CNY	35,574,863	(100,961)
	3/11/11	USD	5,041,863	CNY	33,604,018	(71,426)
	3/11/11	USD	5,042,221	CNY	33,616,489	(69,939)
	3/11/11	USD	5,038,029	CNY	33,643,957	(61,684)
	3/11/11	USD	5,036,520	CNY	33,643,957	(60,176)
	3/11/11	USD	20,172,259	CNY	134,266,558	(312,624)
	3/11/11	USD	10,089,161	CNY	67,133,279	(159,344)
	3/11/11	USD	20,249,490	CNY	134,314,867	(382,710)
	3/11/11	USD	5,062,754	CNY	33,578,717	(96,059)
	3/11/11	USD	10,126,272	CNY	67,157,433	(192,881)
	3/11/11	USD	5,058,131	CNY	33,555,641	(94,849)
	3/11/11	USD	5,058,512	CNY	33,555,641	(95,230)
	3/11/11	USD	25,281,871	CNY	167,858,984	(453,513)
	5/27/11	USD	79,893,831	CNY	538,564,315	(44,372)

						$(9,231,974)

Notes to Schedule of Investments (unaudited) (continued)

Emerging Currency Fund	6/02/10	BRL	360,173	USD	193,745	$(10,492)
	6/02/10	BRL	720,346	USD	400,860	(12,882)
	6/02/10	BRL	360,173	USD	201,118	(3,119)
	6/02/10	BRL	360,152	USD	191,826	(12,335)
	6/02/10	BRL	17,467,391	USD	9,406,242	(399,738)
	6/02/10	BRL	17,467,391	USD	9,412,324	(393,655)
	6/02/10	BRL	17,467,391	USD	9,454,609	(351,370)
	6/02/10	BRL	17,467,391	USD	9,416,383	(374,634)
	7/02/10	USD	9,404,455	BRL	17,576,926	166,167
	7/02/10	USD	9,410,497	BRL	17,576,926	160,125
	7/02/10	USD	9,452,501	BRL	17,576,926	118,121
	7/02/10	USD	9,414,025	BRL	17,576,926	156,597
	7/02/10	USD	195,648	BRL	359,209	(59)
	8/02/10	CLP	105,761,571	USD	197,316	(5,837)
	8/02/10	CLP	211,523,142	USD	399,590	(9,941)
	8/02/10	CLP	105,761,571	USD	199,165	(3,988)
	8/02/10	CLP	105,748,928	USD	194,320	(8,750)
	8/02/10	CNY	1,368,829	USD	201,165	(1,805)
	8/02/10	CNY	2,737,659	USD	403,963	(2,218)
	8/02/10	CNY	1,368,829	USD	202,190	(779)
	8/02/10	CNY	1,368,954	USD	201,006	(2,012)
	8/02/10	ILS	756,129	USD	199,086	(3,250)
	8/02/10	ILS	1,512,258	USD	402,512	(4,091)
	8/02/10	ILS	756,129	USD	200,847	(1,489)
	8/02/10	ILS	756,147	USD	197,938	(4,062)
	8/02/10	INR	9,072,907	USD	197,495	(5,934)
	8/02/10	INR	18,145,815	USD	401,279	(5,123)
	8/02/10	INR	9,072,907	USD	200,418	(3,011)
	8/02/10	INR	9,159,632	USD	193,978	(11,257)
	8/02/10	KRW	225,553,953	USD	194,779	(8,039)
	8/02/10	KRW	451,107,907	USD	397,627	(8,542)
	8/02/10	KRW	225,553,953	USD	198,202	(4,616)
	8/02/10	KRW	225,829,491	USD	183,601	(20,198)
	8/02/10	MXN	2,501,350	USD	190,355	(12,990)
	8/02/10	MXN	5,002,701	USD	395,650	(8,966)
	8/02/10	MXN	2,501,350	USD	197,701	(5,644)
	8/02/10	MXN	2,503,163	USD	190,783	(11,037)
	8/02/10	PLN	594,215	USD	179,584	(21,351)
	8/02/10	PLN	1,188,431	USD	378,066	(22,788)
	8/02/10	PLN	594,215	USD	186,681	(14,253)
	8/02/10	PLN	591,166	USD	179,465	(18,435)
	8/02/10	TRY	306,207	USD	191,931	(10,546)
	8/02/10	TRY	612,415	USD	395,591	(10,762)
	8/02/10	TRY	306,207	USD	196,646	(2,860)
	8/02/10	TRY	304,629	USD	190,667	(9,997)
	8/02/10	TWD	6,263,333	USD	198,899	(3,340)
	8/02/10	TWD	12,526,667	USD	400,725	(2,970)
	8/02/10	TWD	6,263,333	USD	200,106	(2,132)
	8/02/10	TWD	6,263,988	USD	195,719	(6,430)
	8/02/10	USD	38,789,763	CLP	20,199,769,172	(564,306)
	8/02/10	USD	822	CLP	424,357	(19)
	8/02/10	USD	202,871	CLP	106,040,791	(2,203)
	8/02/10	USD	191,671	CLP	102,937,146	3,124
	8/02/10	USD	193,052	CLP	106,120,592	7,768
	8/02/10	USD	201,080	CLP	106,129,971	(243)
	8/02/10	USD	38,770,866	CNY	261,431,948	(424,557)
	8/02/10	USD	1,455	CNY	9,809	(17)
	8/02/10	USD	203,765	CNY	1,373,373	(2,321)
	8/02/10	USD	203,263	CNY	1,379,138	(974)
	8/02/10	USD	203,494	CNY	1,382,739	(676)
	8/02/10	USD	203,975	CNY	1,390,088	(79)
	8/02/10	USD	38,580,049	ILS	144,416,697	(906,860)
	8/02/10	USD	664	ILS	2,469	(20)
	8/02/10	USD	202,010	ILS	757,634	(4,370)
	8/02/10	USD	201,309	ILS	757,902	(3,599)
	8/02/10	USD	197,332	ILS	757,975	397
	8/02/10	USD	197,651	ILS	757,586	(24)
	8/02/10	USD	19,310,019	INR	861,806,170	(874,261)
	8/02/10	USD	19,506,513	INR	870,965,802	(874,812)
	8/02/10	USD	881	INR	39,321	(40)
	8/02/10	USD	203,266	INR	9,100,211	(8,594)
	8/02/10	USD	565,247	INR	25,950,491	(10,114)
	8/02/10	USD	194,212	INR	9,106,582	596
	8/02/10	USD	194,723	INR	9,101,332	(27)
	8/02/10	USD	19,336,521	KRW	21,426,799,163	(1,415,061)
	8/02/10	USD	19,552,672	KRW	21,652,628,654	(1,442,326)
	8/02/10	USD	624	KRW	692,626	(44)
	8/02/10	USD	202,114	KRW	225,963,178	(13,117)
	8/02/10	USD	241,643	KRW	279,074,055	(8,225)
	8/02/10	USD	188,892	KRW	225,763,693	(62)
	8/02/10	USD	188,876	KRW	225,773,355	(39)

Notes to Schedule of Investments (unaudited) (continued)

	8/02/10	USD	38,519,019	MXN	477,751,398	(1,653,210)
	8/02/10	USD	297	MXN	3,666	(14)
	8/02/10	USD	199,303	MXN	2,502,438	(6,202)
	8/02/10	USD	223,945	MXN	2,858,763	(3,348)
	8/02/10	USD	188,314	MXN	2,497,534	4,409
	8/02/10	USD	192,434	MXN	2,493,266	(41)
	8/02/10	USD	37,994,349	PLN	113,496,720	(3,785,223)
	8/02/10	USD	323	PLN	957	(34)
	8/02/10	USD	192,695	PLN	594,810	(13,413)
	8/02/10	USD	175,090	PLN	593,855	3,905
	8/02/10	USD	178,764	PLN	593,165	23
	8/02/10	USD	38,526,761	TRY	58,487,476	(1,555,001)
	8/02/10	USD	202,306	TRY	305,948	(8,907)
	8/02/10	USD	188,676	TRY	304,711	3,942
	8/02/10	USD	192,169	TRY	303,915	(55)
	8/02/10	USD	19,200,371	TWD	594,961,908	(470,136)
	8/02/10	USD	19,413,171	TWD	601,225,897	(485,736)
	8/02/10	USD	2,332	TWD	72,361	(54)
	8/02/10	USD	202,614	TWD	6,299,264	(4,304)
	8/02/10	USD	200,265	TWD	6,318,366	(1,354)
	8/02/10	USD	198,805	TWD	6,335,917	659
	8/02/10	USD	199,900	TWD	6,354,817	159
	8/02/10	USD	38,961,807	ZAR	292,821,360	(806,497)
	8/02/10	USD	282	ZAR	2,105	(7)
	8/02/10	USD	199,312	ZAR	1,533,453	501
	8/02/10	USD	248,118	ZAR	1,900,258	(509)
	8/02/10	USD	188,732	ZAR	1,527,640	10,323
	8/02/10	USD	198,490	ZAR	1,523,339	5
	8/02/10	ZAR	1,533,118	USD	195,919	(8,291)
	8/02/10	ZAR	3,066,237	USD	403,702	(6,708)
	8/02/10	ZAR	1,533,118	USD	199,931	(4,279)
	8/02/10	ZAR	1,534,973	USD	192,806	(11,433)

						$(16,582,652)

Indian Rupee Fund	8/02/10	INR	117,865,724	USD	2,606,495	$(34,457)
	8/02/10	USD	15,838,619	INR	707,194,346	(710,317)
	8/02/10	USD	13,204,764	INR	589,328,622	(597,846)

						$(1,342,620)

New Zealand Dollar Fund	6/16/10	USD	8,780,442	NZD	12,651,843	$(206,512)
	6/16/10	USD	8,778,064	NZD	12,651,843	(204,134)

						$(410,646)

South African Rand Fund	8/02/10	USD	8,522,165	ZAR	64,049,180	$(176,406)
	8/02/10	USD	42,299	ZAR	325,079	60
	8/02/10	ZAR	21,458,086	USD	2,651,041	(204,098)

						$(380,444)

Currency Legend:

BRL - Brazilian real

CLP - Chilean peso

CNY - Chinese yuan

ILS - Israeli new shekel

INR - Indian rupee

KRW - South Korean won

MXN - Mexican peso

NZD - New Zealand dollar

PLN - Polish zloty

TRY - Turkish new lira

TWD - New Taiwan dollar

USD - U.S. dollar

ZAR - South African rand

Notes to Schedule of Investments (unaudited) (concluded)

(i) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at specified interest rate. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At May 31, 2010, the cost of investments for Federal income tax purposes was substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Brazilian Real Fund	$149,565,202	$12,477	$(4,310)	$8,167
Chinese Yuan Fund	775,361,588	45,489	(13,321)	32,168
Emerging Currency Fund	440,321,735	22,458	(4,814)	17,644
Euro Fund	13,292,137	54,934	(588,111)	(533,177)
Indian Rupee Fund	29,845,800	1,259	(1,030)	229
Japanese Yen Fund	11,176,328	52,808	(36,719)	16,089
New Zealand Dollar Fund	17,528,050	941	(310)	631
South African Rand Fund	8,760,453	512	(232)	280

4. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibility of subsequent events existing through, the date this report was issued. Management has determined that there are no material events that would require disclosure in the Funds’ report as of May 31, 2010.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     WisdomTree Trust

By:	/S/ JONATHAN L. STEINBERG
Jonathan L. Steinberg
President

Date: July 30, 2010

By:	/S/ AMIT MUNI
Amit Muni
Treasurer

Date: July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JONATHAN L. STEINBERG
Jonathan L. Steinberg
President

Date: July 30, 2010

By:	/S/ AMIT MUNI
Amit Muni
Treasurer

Date: July 30, 2010